SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balance comprised unsecured bank loans with two different banks located in Taiwan and Hong Kong, respectively.

Loan from a bank in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during August 2010 and is available for the Group to draw on within a year. In January 2011, the Group has drawn down the full amount of loan of $6,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.2% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement and adjusted to 1.1% higher than LIBOR in April 2011. Effective interest rate was 1.56% per annum as at December 31, 2011. The loan is repayable on June 29, 2012.

Loan from a bank in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during May 2011 and is available for the Group to draw on within a year. In May 2011, the Group has drawn down the full amount of loan of $6,000 in two tranches of $3,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.1% higher than the LIBOR at the dated of inception of loan facility agreement and adjusted to 1.9% higher than the LIBOR in November 2011. Effective interest rate was 2.29% per annum as at December 31, 2011. The first tranche and second tranche of the loan is repayable on February 14, 2012 and February 20, 2012, respectively.

There were no restrictive financial covenants associated with these loans.